STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund, Inc.

March 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 104.8%
Automobiles & Components - .5%
Aptiv	27,086		2,153,066
BorgWarner	21,176		813,370
Ford Motor	404,116		3,548,138
General Motors	136,589		5,067,452
Harley-Davidson	16,538	[a]	589,745
			12,171,771
Banks - 5.6%
Bank of America	938,481		25,892,691
BB&T	79,397	[a]	3,694,342
Citigroup	246,264		15,322,546
Citizens Financial Group	48,751		1,584,407
Comerica	17,400		1,275,768
Fifth Third Bancorp	80,324		2,025,771
First Republic Bank	16,971	[a]	1,704,907
Huntington Bancshares	112,884		1,431,369
JPMorgan Chase & Co.	342,043		34,625,013
KeyCorp	107,234		1,688,935
M&T Bank	14,689		2,306,467
People's United Financial	36,053	[a]	592,711
PNC Financial Services Group	47,419		5,816,415
Regions Financial	106,835		1,511,715
SunTrust Banks	47,152		2,793,756
SVB Financial Group	5,500	[b]	1,222,980
U.S. Bancorp	157,208		7,575,854
Wells Fargo & Co.	428,600		20,709,952
Zions Bancorp	19,559		888,174
			132,663,773
Capital Goods - 7.0%
3M	60,397		12,549,289
A.O. Smith	15,544		828,806
Allegion	9,468	[a]	858,842
AMETEK	23,494		1,949,297
Arconic	43,872	[a]	838,394
Boeing	54,789		20,897,620
Caterpillar	60,173		8,152,840
Cummins	15,335		2,420,936
Deere & Co.	33,015		5,277,118
Dover	15,701		1,472,754
Eaton	44,754		3,605,382

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 104.8% (continued)
Capital Goods - 7.0% (continued)
Emerson Electric	64,482		4,415,083
Fastenal	29,852	[a]	1,919,782
Flowserve	14,514	[a]	655,162
Fluor	15,419		567,419
Fortive	30,651		2,571,312
Fortune Brands Home & Security	14,146		673,491
General Dynamics	28,599		4,841,239
General Electric	901,960		9,010,580
Harris	12,463		1,990,466
Honeywell International	76,447		12,148,957
Huntington Ingalls Industries	4,363		904,014
Illinois Tool Works	31,568		4,530,955
Ingersoll-Rand	25,291		2,730,163
Jacobs Engineering Group	11,811		888,069
Johnson Controls International	96,987		3,582,700
L3 Technologies	8,112		1,674,073
Lockheed Martin	25,702		7,714,712
Masco	32,619		1,282,253
Northrop Grumman	17,878		4,819,909
PACCAR	36,704		2,501,011
Parker-Hannifin	13,684		2,348,448
Pentair	17,044		758,628
Quanta Services	14,657		553,155
Raytheon	29,548		5,380,100
Rockwell Automation	12,528		2,198,163
Roper Technologies	10,740		3,672,758
Snap-on	5,774	[a]	903,746
Stanley Black & Decker	15,805		2,152,167
Textron	25,203		1,276,784
TransDigm Group	5,090	[b]	2,310,809
United Rentals	8,915	[b]	1,018,539
United Technologies	84,517		10,893,396
W.W. Grainger	4,813	[a]	1,448,376
Wabtec	13,739		1,012,839
Xylem	18,258		1,443,112
			165,643,648
Commercial & Professional Services - .7%
Cintas	8,972	[b]	1,813,331
Copart	21,091	[a,b]	1,277,904
Equifax	12,402		1,469,637
IHS Markit	37,135	[b]	2,019,401
Nielsen Holdings	35,221		833,681
Republic Services	23,028		1,850,991
Robert Half International	13,327		868,387

Description	Shares		Value ($)
Common Stocks - 104.8% (continued)
Commercial & Professional Services - .7% (continued)
Rollins	14,962	[a]	622,718
Verisk Analytics	17,219		2,290,127
Waste Management	41,061		4,266,649
			17,312,826
Consumer Durables & Apparel - 1.2%
Capri Holdings	15,082	[b]	690,002
D.R. Horton	34,395		1,423,265
Garmin	12,590		1,087,147
Hanesbrands	36,819	[a]	658,324
Hasbro	11,712	[a]	995,754
Leggett & Platt	14,554	[a]	614,470
Lennar, Cl. A	30,504		1,497,441
Mattel	36,101	[a,b]	469,313
Mohawk Industries	6,413	[b]	809,000
Newell Brands	43,748	[a]	671,094
NIKE, Cl. B	131,785		11,097,615
PulteGroup	26,832		750,223
PVH	8,287		1,010,600
Ralph Lauren	5,440	[a]	705,459
Tapestry	28,957		940,813
Under Armour, Cl. A	18,333	[b]	387,560
Under Armour, Cl. C	18,454	[a,b]	348,227
VF	33,915		2,947,553
Whirlpool	6,703		890,762
			27,994,622
Consumer Services - 2.0%
Carnival	41,176		2,088,447
Chipotle Mexican Grill	2,623	[b]	1,863,143
Darden Restaurants	13,135		1,595,508
H&R Block	22,132	[a]	529,840
Hilton Worldwide Holdings	31,214		2,594,196
Marriott International, Cl. A	29,502		3,690,405
McDonald's	79,901		15,173,200
MGM Resorts International	53,461		1,371,809
Norwegian Cruise Line Holdings	21,339	[b]	1,172,791
Royal Caribbean Cruises	17,956		2,058,117
Starbucks	129,593		9,633,944
Wynn Resorts	10,193		1,216,229
Yum! Brands	32,706		3,264,386
			46,252,015
Diversified Financials - 5.2%
Affiliated Managers Group	5,771		618,132
American Express	72,280		7,900,204
Ameriprise Financial	14,224		1,822,094

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 104.8% (continued)
Diversified Financials - 5.2% (continued)
Bank of New York Mellon	92,031		4,641,123
Berkshire Hathaway, Cl. B	202,812	[b]	40,742,903
BlackRock	12,619		5,392,982
Capital One Financial	49,488		4,042,675
CBOE Global Markets	11,384		1,086,489
Charles Schwab	123,532		5,282,228
CME Group	37,021		6,092,916
Discover Financial Services	34,966		2,488,181
E*TRADE	27,172		1,261,596
Franklin Resources	30,804	[a]	1,020,845
Goldman Sachs Group	36,122		6,935,063
Intercontinental Exchange	59,284		4,513,884
Invesco	43,611	[a]	842,128
Jefferies Financial Group	28,801		541,171
Moody's	17,507		3,170,343
Morgan Stanley	135,723		5,727,511
MSCI	8,856		1,760,927
Nasdaq	12,127		1,060,991
Northern Trust	23,383		2,114,057
Raymond James Financial	13,474		1,083,444
S&P Global	26,023		5,479,143
State Street	39,765		2,616,935
Synchrony Financial	69,967		2,231,947
T. Rowe Price Group	24,736		2,476,568
			122,946,480
Energy - 5.7%
Anadarko Petroleum	53,646		2,439,820
Apache	39,593	[a]	1,372,293
Baker Hughes	52,429	[a]	1,453,332
Cabot Oil & Gas	44,555		1,162,885
Chevron	198,215		24,416,124
Cimarex Energy	9,509		664,679
Concho Resources	20,963		2,326,054
ConocoPhillips	119,500		7,975,430
Devon Energy	46,058		1,453,590
Diamondback Energy	15,846		1,608,844
EOG Resources	60,434		5,752,108
Exxon Mobil	441,846		35,701,157
Halliburton	90,084		2,639,461
Helmerich & Payne	10,839		602,215
Hess	25,767		1,551,946
HollyFrontier	16,431		809,555
Kinder Morgan	202,283		4,047,683
Marathon Oil	89,551		1,496,397

Description	Shares		Value ($)
Common Stocks - 104.8% (continued)
Energy - 5.7% (continued)
Marathon Petroleum	71,409		4,273,829
National Oilwell Varco	39,784		1,059,846
Noble Energy	50,549	[a]	1,250,077
Occidental Petroleum	78,563		5,200,871
ONEOK	42,835		2,991,596
Phillips 66	43,825		4,170,825
Pioneer Natural Resources	17,681		2,692,463
Schlumberger	143,573		6,255,476
TechnipFMC	45,748		1,075,993
Valero Energy	44,228		3,751,861
Williams Cos.	126,586		3,635,550
			133,831,960
Food & Staples Retailing - 1.5%
Costco Wholesale	45,888		11,111,320
Kroger	83,653		2,057,864
Sysco	50,060		3,342,006
Walgreens Boots Alliance	83,764		5,299,748
Walmart	147,808		14,415,714
			36,226,652
Food, Beverage & Tobacco - 4.2%
Altria Group	195,471		11,225,900
Archer-Daniels-Midland	58,633		2,528,841
Brown-Forman, Cl. B	16,883	[a]	891,085
Campbell Soup	20,229		771,332
Coca-Cola	401,107		18,795,874
Conagra Brands	47,852		1,327,414
Constellation Brands, Cl. A	17,198		3,015,325
General Mills	61,879		3,202,238
Hershey	14,698		1,687,771
Hormel Foods	28,671	[a]	1,283,314
J.M. Smucker	11,371		1,324,721
Kellogg	26,497		1,520,398
Kraft Heinz	63,673		2,078,923
Lamb Weston Holdings	15,018		1,125,449
McCormick & Co.	12,585	[a]	1,895,679
Molson Coors Brewing, Cl. B	19,340		1,153,631
Mondelez International, Cl. A	151,972		7,586,442
Monster Beverage	40,594	[b]	2,215,621
PepsiCo	146,291		17,927,962
Philip Morris International	162,120		14,329,787
Tyson Foods, Cl. A	30,428		2,112,616
			98,000,323
Health Care Equipment & Services - 6.7%
Abbott Laboratories	183,164		14,642,130

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 104.8% (continued)
Health Care Equipment & Services - 6.7% (continued)
ABIOMED	4,694	[b]	1,340,559
Align Technology	7,503	[b]	2,133,328
AmerisourceBergen	16,337		1,299,118
Anthem	26,731		7,671,262
Baxter International	49,921		4,059,077
Becton Dickinson	28,022		6,997,934
Boston Scientific	144,380	[b]	5,541,304
Cardinal Health	31,051		1,495,106
Centene	42,835	[b]	2,274,538
Cerner	34,432	[b]	1,969,855
Cigna	39,349		6,328,106
Cooper	5,080		1,504,544
CVS Health	133,954		7,224,139
Danaher	65,341		8,626,319
DaVita	13,545	[b]	735,358
Dentsply Sirona	23,384		1,159,613
Edwards Lifesciences	21,618	[b]	4,136,172
HCA Healthcare	27,669		3,607,484
Henry Schein	15,633	[a,b]	939,700
Hologic	28,851	[b]	1,396,388
Humana	14,143		3,762,038
IDEXX Laboratories	9,075	[b]	2,029,170
Intuitive Surgical	11,923	[b]	6,803,025
Laboratory Corporation of America Holdings	10,784	[b]	1,649,736
McKesson	20,570		2,407,924
Medtronic	139,877		12,739,997
Quest Diagnostics	13,843		1,244,763
ResMed	14,978		1,557,263
Stryker	31,872		6,295,357
Teleflex	4,754		1,436,469
UnitedHealth Group	100,097		24,749,984
Universal Health Services, Cl. B	8,690		1,162,461
Varian Medical Systems	9,790	[b]	1,387,439
WellCare Health Plans	5,219	[b]	1,407,825
Zimmer Biomet Holdings	20,843		2,661,651
			156,377,136
Household & Personal Products - 2.0%
Church & Dwight	25,413		1,810,168
Clorox	13,356		2,143,104
Colgate-Palmolive	89,869		6,159,621
Coty, Cl. A	49,365	[a]	567,698
Estee Lauder, Cl. A	22,833		3,780,003
Kimberly-Clark	35,632		4,414,805

Description	Shares		Value ($)
Common Stocks - 104.8% (continued)
Household & Personal Products - 2.0% (continued)
Procter & Gamble	260,782		27,134,367
			46,009,766
Insurance - 2.5%
Aflac	79,283		3,964,150
Allstate	35,457		3,339,340
American International Group	91,099		3,922,723
Aon	24,880		4,247,016
Arthur J. Gallagher & Co.	18,277		1,427,434
Assurant	5,423		514,697
Brighthouse Financial	12,513	[b]	454,097
Chubb	47,603		6,668,228
Cincinnati Financial	15,529		1,333,941
Everest Re Group	4,333		935,755
Hartford Financial Services Group	37,740		1,876,433
Lincoln National	21,485		1,261,169
Loews	27,878		1,336,193
Marsh & McLennan Cos.	52,568		4,936,135
MetLife	100,125		4,262,321
Principal Financial Group	27,631		1,386,800
Progressive	59,804		4,311,270
Prudential Financial	43,111		3,961,039
Torchmark	10,434		855,066
Travelers	27,425		3,761,613
Unum Group	23,227		785,769
Willis Towers Watson	13,520		2,374,788
			57,915,977
Materials - 2.8%
Air Products & Chemicals	22,931		4,378,904
Albemarle	10,960	[a]	898,501
Avery Dennison	8,810		995,530
Ball	35,038		2,027,299
Celanese	13,867		1,367,425
CF Industries Holdings	24,989		1,021,550
DowDuPont	235,549		12,557,117
Eastman Chemical	14,810		1,123,783
Ecolab	26,266		4,637,000
FMC	13,623	[a]	1,046,519
Freeport-McMoRan	151,446		1,952,139
International Flavors & Fragrances	10,268	[a]	1,322,416
International Paper	43,164		1,997,198
Linde	57,068		10,039,973
LyondellBasell Industries, Cl. A	31,882		2,680,639
Martin Marietta Materials	6,385		1,284,534
Mosaic	36,458		995,668

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 104.8% (continued)
Materials - 2.8% (continued)
Newmont Mining	55,770	[a]	1,994,893
Nucor	32,926		1,921,232
Packaging Corporation of America	9,948		988,632
PPG Industries	24,914		2,812,043
Sealed Air	15,674		721,944
Sherwin-Williams	8,572		3,692,046
Vulcan Materials	13,710		1,623,264
WestRock	26,981		1,034,721
			65,114,970
Media & Entertainment - 8.4%
Activision Blizzard	78,257		3,563,041
Alphabet, Cl. A	31,217	[b]	36,738,975
Alphabet, Cl. C	32,059	[b]	37,615,145
CBS, Cl. B	36,105		1,716,071
Charter Communications, Cl. A	18,148	[b]	6,295,723
Comcast, Cl. A	471,071		18,833,419
Discovery, Cl. A	15,525	[b]	419,486
Discovery, Cl. C	37,634	[b]	956,656
DISH Network, Cl. A	23,732	[b]	752,067
Electronic Arts	31,478	[b]	3,199,109
Facebook, Cl. A	248,627	[b]	41,443,635
Fox, Cl. A	36,365	[b]	1,334,947
Fox, Cl. B	17,095	[b]	613,381
Interpublic Group of Companies	38,534		809,599
Netflix	45,527	[b]	16,233,107
News, Cl. A	39,247		488,233
News, Cl. B	10,678		133,368
Omnicom Group	22,815	[a]	1,665,267
Take-Two Interactive Software	11,904	[b]	1,123,380
TripAdvisor	11,250	[a,b]	578,813
Twitter	75,137	[b]	2,470,505
Viacom, Cl. B	36,630		1,028,204
Walt Disney	182,607	[b]	20,274,893
			198,287,024
Pharmaceuticals Biotechnology & Life Sciences - 8.6%
AbbVie	154,147		12,422,707
Agilent Technologies	33,106		2,661,060
Alexion Pharmaceuticals	22,790	[b]	3,080,752
Allergan	33,058		4,840,022
Amgen	65,063		12,360,669
Biogen	20,565	[b]	4,861,155
Bristol-Myers Squibb	170,139		8,117,332
Celgene	72,875	[b]	6,875,027
Eli Lilly & Co.	91,131		11,825,159

Description	Shares		Value ($)
Common Stocks - 104.8% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.6% (continued)
Gilead Sciences	133,392		8,671,814
Illumina	15,090	[b]	4,688,312
Incyte	18,260	[b]	1,570,543
IQVIA Holdings	16,949	[b]	2,438,114
Johnson & Johnson	277,934		38,852,394
Merck & Co.	270,076		22,462,221
Mettler-Toledo International	2,645	[b]	1,912,335
Mylan	52,497	[b]	1,487,765
Nektar Therapeutics	18,020	[a,b]	605,472
PerkinElmer	11,232	[a]	1,082,316
Perrigo	12,655	[a]	609,465
Pfizer	581,474		24,695,201
Regeneron Pharmaceuticals	8,021	[b]	3,293,583
Thermo Fisher Scientific	41,958		11,484,744
Vertex Pharmaceuticals	26,609	[b]	4,894,726
Waters	7,500	[b]	1,887,825
Zoetis	49,861		5,019,507
			202,700,220
Real Estate - 3.2%
Alexandria Real Estate Equities	11,695	[c]	1,667,239
American Tower	45,966	[c]	9,058,060
Apartment Investment & Management, Cl. A	15,876	[c]	798,404
AvalonBay Communities	14,417	[c]	2,893,924
Boston Properties	16,145	[c]	2,161,493
CBRE Group, Cl. A	33,069	[b]	1,635,262
Crown Castle International	43,123	[c]	5,519,744
Digital Realty Trust	21,369	[a,c]	2,542,911
Duke Realty	37,492	[c]	1,146,505
Equinix	8,639	[c]	3,914,849
Equity Residential	38,544	[c]	2,903,134
Essex Property Trust	6,904	[c]	1,996,913
Extra Space Storage	12,700	[c]	1,294,257
Federal Realty Investment Trust	7,591	[c]	1,046,419
HCP	48,575	[c]	1,520,397
Host Hotels & Resorts	77,310	[c]	1,461,159
Iron Mountain	29,230	[a,c]	1,036,496
Kimco Realty	43,732	[c]	809,042
Macerich	11,411	[c]	494,667
Mid-America Apartment Communities	11,843	[c]	1,294,795
Prologis	65,664	[c]	4,724,525
Public Storage	15,620	[c]	3,401,724
Realty Income	31,500	[a,c]	2,317,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 104.8% (continued)
Real Estate - 3.2% (continued)
Regency Centers	17,663	[c]	1,192,076
SBA Communications	11,703	[b,c]	2,336,621
Simon Property Group	32,197	[c]	5,866,615
SL Green Realty	9,317	[c]	837,785
UDR	28,580	[c]	1,299,247
Ventas	36,593	[c]	2,334,999
Vornado Realty Trust	18,231	[c]	1,229,499
Welltower	40,189	[c]	3,118,666
Weyerhaeuser	78,041	[c]	2,055,600
			75,910,167
Retailing - 7.0%
Advance Auto Parts	7,476		1,274,882
Amazon.com	43,012	[b]	76,593,619
AutoZone	2,625	[b]	2,688,315
Best Buy	24,421		1,735,356
Booking Holdings	4,709	[b]	8,216,781
CarMax	18,927	[a,b]	1,321,105
Dollar General	27,832		3,320,358
Dollar Tree	24,274	[b]	2,549,741
eBay	90,297		3,353,630
Expedia Group	12,567	[a]	1,495,473
Foot Locker	12,015		728,109
Gap	21,109	[a]	552,634
Genuine Parts	14,733		1,650,538
Home Depot	117,815		22,607,520
Kohl's	16,860	[a]	1,159,462
L Brands	22,832		629,707
LKQ	31,707	[b]	899,845
Lowe's	83,346		9,123,887
Macy's	32,318	[a]	776,602
Nordstrom	12,279	[a]	544,942
O'Reilly Automotive	8,299	[b]	3,222,502
Ross Stores	38,891		3,620,752
Target	54,445		4,369,756
The TJX Companies	128,941		6,860,951
Tiffany & Co.	10,880	[a]	1,148,384
Tractor Supply	12,335		1,205,870
Ulta Beauty	5,800	[b]	2,022,634
			163,673,355
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices	89,811	[a,b]	2,291,977
Analog Devices	38,736		4,077,739
Applied Materials	99,329		3,939,388
Broadcom	41,510		12,482,472

Description	Shares		Value ($)
Common Stocks - 104.8% (continued)
Semiconductors & Semiconductor Equipment - 4.1% (continued)
Intel	469,742		25,225,145
KLA-Tencor	17,131		2,045,613
Lam Research	16,203		2,900,499
Maxim Integrated Products	28,504		1,515,558
Microchip Technology	24,093	[a]	1,998,755
Micron Technology	116,429	[b]	4,812,011
NVIDIA	63,183		11,345,139
Qorvo	13,518	[b]	969,646
Qualcomm	125,104		7,134,681
Skyworks Solutions	18,290		1,508,559
Texas Instruments	98,157		10,411,513
Xilinx	26,344		3,340,156
			95,998,851
Software & Services - 12.1%
Accenture, Cl. A	66,469		11,699,873
Adobe	50,853	[b]	13,551,816
Akamai Technologies	17,147	[b]	1,229,611
Alliance Data Systems	5,063		885,924
ANSYS	9,027	[b]	1,649,323
Autodesk	22,925	[b]	3,572,173
Automatic Data Processing	45,400		7,252,196
Broadridge Financial Solutions	12,325		1,277,979
Cadence Design Systems	29,123	[b]	1,849,602
Citrix Systems	13,561		1,351,489
Cognizant Technology Solutions, Cl. A	59,506		4,311,210
DXC Technology	28,174		1,811,870
Fidelity National Information Services	33,692		3,810,565
Fiserv	41,469	[a,b]	3,660,883
FleetCor Technologies	9,001	[b]	2,219,557
Fortinet	14,856	[b]	1,247,458
Gartner	9,462	[b]	1,435,196
Global Payments	16,659		2,274,287
International Business Machines	92,980		13,119,478
Intuit	26,991		7,055,717
Jack Henry & Associates	7,921		1,098,960
Mastercard, Cl. A	93,993		22,130,652
Microsoft	800,742		94,439,511
Oracle	266,758		14,327,572
Paychex	33,161		2,659,512
PayPal Holdings	121,825	[b]	12,650,308
Red Hat	18,530	[b]	3,385,431
salesforce.com	79,772	[b]	12,633,492
Symantec	64,158		1,474,992

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 104.8% (continued)
Software & Services - 12.1% (continued)
Synopsys	15,748	[b]	1,813,382
Total System Services	17,416		1,654,694
VeriSign	11,201	[b]	2,033,654
Visa, Cl. A	182,292	[a]	28,472,187
Western Union	47,710	[a]	881,204
			284,921,758
Technology Hardware & Equipment - 6.0%
Amphenol, Cl. A	30,934		2,921,407
Apple	467,840		88,866,208
Arista Networks	5,373	[b]	1,689,594
Cisco Systems	460,148		24,843,391
Corning	83,462		2,762,592
F5 Networks	6,528	[b]	1,024,439
FLIR Systems	14,060		668,975
Hewlett Packard Enterprise	144,475		2,229,249
HP	162,285		3,153,198
IPG Photonics	3,899	[a,b]	591,790
Juniper Networks	36,001		952,946
Keysight Technologies	19,226	[b]	1,676,507
Motorola Solutions	16,542		2,322,828
NetApp	26,245		1,819,828
Seagate Technology	27,775	[a]	1,330,145
TE Connectivity	36,140	[a]	2,918,305
Western Digital	30,650	[a]	1,473,039
Xerox	22,381		715,744
			141,960,185
Telecommunication Services - 2.1%
AT&T	759,626		23,821,871
CenturyLink	100,140	[a]	1,200,679
Verizon Communications	430,929		25,480,832
			50,503,382
Transportation - 2.2%
Alaska Air Group	12,742	[a]	715,081
American Airlines Group	43,265		1,374,096
CH Robinson Worldwide	14,018		1,219,426
CSX	81,113		6,068,875
Delta Air Lines	64,961		3,355,236
Expeditors International of Washington	17,646	[b]	1,339,331
FedEx	24,990		4,533,436
J.B. Hunt Transport Services	8,927		904,216
Kansas City Southern	10,183		1,181,024
Norfolk Southern	28,316		5,291,977
Southwest Airlines	52,748		2,738,149
Union Pacific	75,512		12,625,606

Description	Shares		Value ($)
Common Stocks - 104.8% (continued)
Transportation - 2.2% (continued)
United Continental Holdings	24,193	[b]	1,930,118
United Parcel Service, Cl. B	72,000		8,045,280
			51,321,851
Utilities - 3.5%
AES	65,721		1,188,236
Alliant Energy	23,604		1,112,457
Ameren	25,345		1,864,125
American Electric Power	50,513		4,230,464
American Water Works	18,516		1,930,478
Atmos Energy	12,065		1,241,850
CenterPoint Energy	51,352		1,576,506
CMS Energy	29,332		1,629,099
Consolidated Edison	32,597		2,764,552
Dominion Energy	82,847		6,351,051
DTE Energy	18,508		2,308,688
Duke Energy	75,605		6,804,450
Edison International	33,649		2,083,546
Entergy	19,698		1,883,720
Evergy	26,741		1,552,315
Eversource Energy	33,258		2,359,655
Exelon	100,993		5,062,779
FirstEnergy	50,765	[a]	2,112,332
NextEra Energy	49,859		9,638,742
NiSource	37,890	[a]	1,085,927
NRG Energy	29,534		1,254,604
Pinnacle West Capital	11,569		1,105,765
PPL	73,282		2,325,971
Public Service Enterprise Group	52,298		3,107,024
Sempra Energy	28,647		3,605,511
Southern	107,737		5,567,848
WEC Energy Group	32,183		2,545,032
Xcel Energy	53,164		2,988,348
			81,281,075
Total Common Stocks (cost $835,388,384)			2,465,019,787
	Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
2.40%, 6/6/19 (cost $1,244,345)	1,250,000	[d]	1,244,597

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - ..9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $21,185,370)	2.46	21,185,370	[e]	21,185,370

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,630,764)	2.46	2,630,764	[e]	2,630,764
Total Investments (cost $860,448,863)		105.9%		2,490,080,518
Liabilities, Less Cash and Receivables		(5.9%)		(138,223,333)
Net Assets		100.0%		2,351,857,185

a Security, or portion thereof, on loan. At March 31, 2019, the value of the fund’s securities on loan was $97,743,406 and the value of the collateral held by the fund was $98,935,326, consisting of cash collateral of $2,630,764 and U.S. Government & Agency securities valued at $96,304,562.

b Non-income producing security.

c Investment in real estate investment trust.

d Security is a discount security. Income is recognized through the accretion of discount.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund, Inc.

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	2,465,019,787	-	-	2,465,019,787
Investment Companies	23,816,134	-	-	23,816,134
U.S. Treasury	-	1,244,597	-	1,244,597
Other Financial Instruments:
Futures††	121,928	-	-	121,928

†  See Statement of Investments for additional detailed categorizations.

††  Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
Dreyfus Stock Index Fund, Inc.

March 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	174	6/19	24,566,932	24,688,860	121,928
Gross Unrealized Appreciation				121,928

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in

NOTES

certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2019, accumulated net unrealized appreciation on investments was $1,629,631,655, consisting of $1,667,345,588 gross unrealized appreciation and $37,713,933 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.